Derivative Financial Instruments - Disclosure Details of the Changes in Share Purchase Warrants Outstanding (Details) - Share Purchase Warrants	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	19,025,158	24,051,190
Issued in acquisition (in shares) | shares	393,400	16,626,569
Exercised (in shares) | shares	(1,361,549)	(20,976,625)
Expired (in shares) | shares	(16,387,492)	(675,976)
Outstanding - ending balance (in shares) | shares	1,669,517	19,025,158
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 14.00	$ 12.00
Issued in acquisition (in dollars per share) | $ / shares	10.42	11.14
Exercised (in dollars per share) | $ / shares	8.42	9.48
Expired (in dollars per share) | $ / shares	14.92	13.16
Outstanding - ending balance (in dollars per share) | $ / shares	$ 8.69	$ 14.00